Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Common Stocks (96.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (21.9%)
Alphabet, Inc. - Class A *	368,300	55,588
Alphabet, Inc. - Class C *	177,661	27,051
Meta Platforms, Inc. - Class A	217,899	105,807
Netflix, Inc. *	110,690	67,225
The Walt Disney Co.	396,411	48,505

Total		304,176

Consumer Discretionary (14.0%)
Alibaba Group Holding, Ltd., ADR	129,296	9,356
Amazon.com, Inc. *	446,172	80,480
Starbucks Corp.	220,363	20,139
Tesla, Inc. *	368,907	64,850
Yum China Holdings, Inc.	126,407	5,030
Yum! Brands, Inc.	108,033	14,979

Total		194,834

Consumer Staples (2.8%)
Monster Beverage Corp. *	650,757	38,577

Total		38,577

Common Stocks (96.1%)	Shares/ Par +	Value $ (000’s)
Financials (9.9%)
Block, Inc. - Class A *	198,449	16,785
FactSet Research Systems, Inc.	41,131	18,689
PayPal Holdings, Inc. *	179,977	12,057
SEI Investments Co.	234,301	16,846
Visa, Inc. - Class A	261,254	72,911

Total		137,288

Health Care (12.6%)
Illumina, Inc. *	115,996	15,928
Intuitive Surgical, Inc. *	47,658	19,020
Novartis AG, ADR	156,115	15,101
Novo Nordisk A/S, ADR	234,679	30,133
Regeneron Pharmaceuticals, Inc. *	30,800	29,645
Roche Holding AG, ADR	355,132	11,336
Thermo Fisher
Scientific, Inc.	32,203	18,717
Vertex Pharmaceuticals, Inc. *	82,813	34,616

Total		174,496

Common Stocks (96.1%)	Shares/ Par +	Value $ (000’s)
Industrials (6.8%)
The Boeing Co. *	348,739	67,303
Deere & Co.	19,250	7,907
Expeditors International of Washington, Inc.	156,104	18,977

Total		94,187

Information Technology (28.1%)
Autodesk, Inc. *	157,430	40,998
Microsoft Corp.	167,779	70,588
NVIDIA Corp.	116,922	105,646
Oracle Corp.	472,624	59,366
QUALCOMM, Inc.	151,113	25,584
Salesforce, Inc.	157,823	47,533
Shopify, Inc. - Class A *	329,001	25,389
Workday, Inc. - Class A *	54,853	14,961

Total		390,065

Total Common Stocks (Cost: $699,070)		1,333,623

Total Investments (96.1%) (Cost: $699,070)@		1,333,623

Other Assets, Less Liabilities (3.9%)		54,127

Net Assets (100.0%)		1,387,750

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $699,070 and the net unrealized appreciation of investments based on that cost was $634,553 which is comprised of $678,142 aggregate gross unrealized appreciation and $43,589 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Focused Appreciation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$1,333,623	$—	$—

Total Assets:	$1,333,623	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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